Capital transactions (Additional Information) (Details) - USD ($)								1 Months Ended						12 Months Ended
	Nov. 13, 2017	Aug. 05, 2017	Apr. 05, 2017	Jan. 05, 2017	Dec. 08, 2016	Aug. 11, 2016	Mar. 15, 2016	Nov. 15, 2017	Apr. 17, 2017	Mar. 20, 2017	May 31, 2016	Mar. 29, 2016	Feb. 29, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Sep. 19, 2016	Jul. 31, 2016
Class of Stock [Line Items]
Preferred stock, shares authorized														1,000,000	1,000,000
Shares issued for secondary offering, shares	2,314,500							434,783	434,783	117,361
Ordinary shares issued to employees, directors and consultants				190,000
Proceeds from issuance of ordinary shares						$ 6,650,000					$ 350,000			$ 3,091,000	$ 7,001,000
Share Price	$ 1.20		$ 2.75							$ 2.85				$ 1.06
Fair value of shares issued	$ 0.80																$ 3.30
Stock Issued During Period, Value, New Issues	$ 1,852,000									$ 239,000
Common stock, par value	$ 0.004													$ 0.004	$ 0.004
Share-based Compensation Arrangement by Share-based Payment Award, Options, Vested, Weighted Average Grant Date Fair Value				$ 3.90
Securities Purchase Agreement [Member]
Class of Stock [Line Items]
Share Price		$ 2.70
Fair value of shares issued		$ 2.30								$ 2.04
Stock Issued During Period, Value, New Issues		$ 1,000,000
Warrant Purchase on Issue of Ordinary Shares		326,087	326,087
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 2.75	$ 2.75
Securities Purchase Agreement, Warrants Issued percentage		75.00%	75.00%
Investor [Member]
Class of Stock [Line Items]
Number of ordinary shares agreed to be sold through share purchase agreement																		1,900,000
Value of ordinary shares agreed to be sold through share purchase agreement																	$ 1,900,000	$ 7,000,000
Ordinary Shares [Member]
Class of Stock [Line Items]
Ordinary shares issued to employees, directors and consultants					320,000		48,000					31,250	60,000
Share Price					$ 3.43		$ 3.35					$ 3.38	$ 3.37